Description of Business	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
BASIS OF PRESENTATION
NOTE 1. DESCRIPTION OF BUSINESS
Endo International plc is an Ireland-domiciled, global specialty pharmaceutical company focused on generic and branded pharmaceuticals. We aim to be the premier partner to healthcare professionals and payment providers, delivering an innovative suite of generic and branded drugs to meet patients’ needs. Unless otherwise indicated or required by the context, references throughout to “Endo,” the “Company,” “we,” “our” or “us” refer to financial information and transactions of Endo International plc and its subsidiaries. The accompanying Consolidated Financial Statements of Endo International plc and its subsidiaries have been prepared in accordance with United States (U.S.) generally accepted accounting principles (GAAP).